Project debt	12 Months Ended
Dec. 31, 2018
Project debt [Abstract]
Project debt
Note 15.- Project debt

The main purpose of the Company is the long-term ownership and management of contracted concessional assets, such as renewable energy, efficient natural gas, electric transmission line and water assets, which are financed through project debt. This note shows the project debt linked to the contracted concessional assets included in Note 6 of these consolidated financial statements.

Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as guarantee to ensure the repayment of the related financing.

Compared with corporate debt, project debt has certain key advantages, including a greater leverage and a clearly defined risk profile.

The variations for 2018 and 2017 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2017	5.228.917	246.291	5.475.208
Increases	105,466	288,541	393,007
Decreases	(98,450)	(522,317)	(620,767)
First time application of IFRS 9 (Note 2)	(39,599)	-	(39,599)
Debt refinancing IFRS 9 impact	(36,642)	-	(36,642)
Change in the scope of the consolidated financial statements (Note 5)	79,016	2,346	81,362
Currency translation differences	(150,019)	(12,436)	(162,455)
Reclassifications	(262,030)	262,030	-
Balance as of December 31, 2018	4,826,659	264,455	5,091,114

Main variations in Project debt during the year 2018 are the result of:

-
A net decrease primarily due to the contractual payments of debt for the year and the partial repayment of Solana debt using the indemnity received from Abengoa during the year 2018 for $61.5 million (see Note 10). Interests accrued are offset by a similar amount of interests paid during the year;

-	The impact of the first application of IFRS 9, ´Financial instruments´ from January 1, 2018 (see Note 2);

-
The impact of the refinancing of the debts of Helios 1/2 and Helioenergy 1/2 on May 18, 2018 and June 26, 2018 respectively. The terms of the new debts are not substantially different from the original debts refinanced and therefore the exchange of debts instruments does not qualify for an extinguishment of the original debts under IFRS 9, ´Financial instruments´. When there is a refinancing with a non-substantial modification of the original debt, there is a gain or loss recorded in the income statement. This gain or loss is equal to the difference between the present value of the cash flows under the original terms of the former financing and the present value of the cash flows under the new financing, discounted both at the original effective interest rate. In this respect, the Company recorded a $36.6 million financial income in the profit and loss statement of the consolidated financial statements (see Note 21);

-	The acquisition of assets and the consolidation of its debt during the year (see Note 5).

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2016	4,629,184	701,283	5,330,467
Increases	52,027	304,707	356,734
Decreases	(42,560)	(509,131)	(551,691)
Currency translation differences	316,646	23,052	339,698
Reclassifications	273,620	(273,620)	-
Balance as of December 31, 2017	5,228,917	246,291	5,475,208

The line “Increases” includes primarily accrued interests for the year.

Main variations in Project debt during the year 2017 are the result of:

-
Net decrease primarily due to repayment of debt, considering that interests accrued are offset by a similar amount of interests paid during the year. Decrease in long-term debt primarily relates to the partial repayment of Solana debt using the indemnity received from Abengoa in December 2017 for $42.5 million (see Note 10);

-
A reclassification of the entire debt of Kaxu and Cadonal projects from short term to long term during the year 2017 as a result of the waiver obtained for Kaxu in March 2017 and the completion of certain pending conditions for Cadonal in October 2017. In addition, in 2017, Kaxu’s debt coverage ratio did not reach the minimum threshold due to the technical problems that the plant experienced since the end of 2016. However, the lenders of the project finance agreement granted a waiver to the asset and therefore reclassification of the debt to short-term does not apply in this case.

The repayment schedule for Project debt in accordance with the financing arrangements, at the end of 2018 is as follows and is consistent with the projected cash flows of the related projects.

2019		2020	2021	2022	2023	Subsequent years	Total
Interest Repayment	Nominal repayment
21,916	242,538	257,012	268,625	299,840	326,413	3,674,770	5,091,114

Current and non-current loans with credit entities include amounts in foreign currencies for a total of $2,464,352 thousand as of December 31, 2018 ($2,778,043 thousand as of December 31, 2017).

The following table details the movement in Project debt for the year 2018, split between cash and non-cash items:

	January 1, 2018	Cash Flow	Non-cash changes	December 31, 2018
Project debt	5,475,208	(579,598)	195,504	5,091,114

The non-cash changes primarily relate to interests accrued and to currency translation differences.

The equivalent in U.S. dollars of the most significant foreign-currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2018	2017
Euro	2,049,892	2,286,771
Algerian Dinar	29,545	35,093
Rand	384,915	456,179
Total	2,464,352	2,778,043

All of the Company’s financing agreements have a carrying amount close to its fair value.